Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Short-Term Bond Fund, Inc.
Prospectus Date	rr_ProspectusDate	Dec. 03, 2012
Document Creation Date	dei_DocumentCreationDate	Nov. 19, 2012